Business Combinations - Narrative (Details) - USD ($)						12 Months Ended
		Mar. 15, 2017	Aug. 31, 2016	Apr. 28, 2014	Jan. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	[2]	Dec. 31, 2014
Business Acquisition [Line Items]
Payments to acquire business	[1]					$ 75,000,000	$ 0		$ 224,250,000	[2],[3]
Estimated fair value of contingent consideration liability						5,000,000
Hi-Crush Blair LLC
Business Acquisition [Line Items]
Payments to acquire business			$ 75,000,000
Business acquisition, maximum contingent consideration to pay			10,000,000
Acquisition related costs						$ 850,000
Business acquisition, contingent consideration, value per each threshold			$ 5,000,000
Hi-Crush Blair LLC | Common Units
Business Acquisition [Line Items]
Business acquisition, number of shares issued (in units)			7,053,292
Hi-Crush Augusta LLC
Business Acquisition [Line Items]
Payments to acquire business				$ 224,250,000	$ 37,500,000
Acquisition related costs									$ 768,000
Number of units acquired				390,000
Ownership percentage				98.00%
Sponsor's Noncontrolling Interest				2.00%
Hi-Crush Augusta LLC | Preferred Units
Business Acquisition [Line Items]
Number of units acquired					100,000
Hi-Crush Augusta LLC | Class B Units
Business Acquisition [Line Items]
Business acquisition, number of shares issued (in units)					3,750,000
Hi-Crush Augusta LLC | Common Units
Business Acquisition [Line Items]
Preferred equity interest converted (in units)				100,000
Subsequent Event | Hi-Crush Whitehall LLC and Other Assets
Business Acquisition [Line Items]
Payments to acquire business		$ 140,000,000
Business acquisition, maximum contingent consideration to pay		$ 65,000,000
Business acquisition, contingent consideration period		2 years
Subsequent Event | Hi-Crush Augusta LLC
Business Acquisition [Line Items]
Ownership percentage		2.00%

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.